Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

April 29, 2011

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”). This filing reflects various immaterial changes from the Prospectuses and related Statements of Additional Information included in Post-Effective Amendment No. 36 to the Registration Statement filed by the Trust on April 30, 2010 as well as immaterial changes from the Prospectuses and related Statements of Additional Information included in Post-Effective Amendment No. 37, Post-Effective Amendment No. 38 and Post-Effective Amendment No. 39 to the Registration Statement filed by the Trust on February 15, 2011, February 28, 2011 and April 18, 2011, respectively.

The undersigned was responsible for the preparation and review of Post-Effective Amendment No. 42 and is of the opinion that Post-Effective Amendment No. 42 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) and that no material events requiring disclosure in the Prospectuses or the Statements of Additional Information have occurred since April 30, 2010, the effective date of the Trust’s Post-Effective Amendment No. 36, April 28, 2011, the effective date of the Trust’s Post-Effective Amendment No. 39, nor from May 1, 2011, the effective date of the Trust’s Post-Effective Amendment No. 37 and Post-Effective Amendment No. 38.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Elizabeth M. Forget

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.